Taxes - Schedule of Taxes Payable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Taxes Payables [Abstract]
Income tax payable	$ 150,625	$ 111,313
VAT payable	51,563	242,826
Other taxes payable	2,144	2,750
Total taxes payable	$ 204,332	$ 356,889